EFH Bankruptcy Proceedings and Change in Indirect Ownership of Oncor (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions							9 Months Ended	12 Months Ended
	Mar. 09, 2018	Nov. 27, 2017	Nov. 09, 2017	Aug. 15, 2017	Jul. 28, 2017	Oct. 30, 2016	Sep. 30, 2018	Dec. 31, 2017	Apr. 23, 2018	Jul. 07, 2017
Bankruptcy [Line Items]
Regulatory capitalization ratio, debt		57.50%					56.30%	60.00%
Regulatory capitalization ratio, equity		42.50%					43.70%	40.00%
Cash paid								$ 25
Texas Holdings Group [Member]
Bankruptcy [Line Items]
Percentage of membership interest owned by non-controlling owners	19.75%
Oncor | Sempra Energy [Member]
Bankruptcy [Line Items]
Purchase price	$ 9,450
Minimum aggregate capital expenditures							$ 7,500
Number of days for proportionate share of aggregate equity investment							60 days
Transaction or transition costs									$ 117
Ownership interests acquired	80.03%
Oncor | Oncor Holdings [Member]
Bankruptcy [Line Items]
Ownership interests acquired	0.22%
Sempra Energy [Member]
Bankruptcy [Line Items]
Percent increase or decrease for disinterested directors to approve any budget							10.00%	10.00%
Minimum aggregate capital expenditures								$ 7,500
Transaction or transition costs								$ 0
Ownership interests acquired							51.00%	51.00%
Required time for holding owndership interests							5 years	5 years
Percent of savings for bill credits							90.00%	90.00%
Period of bill credits								1 year
Sharyland Merger Agreement [Member]
Bankruptcy [Line Items]
Purchase price			$ 408
Cash paid			$ 25
OMI Agreement [Member] | Oncor | Sempra Energy [Member]
Bankruptcy [Line Items]
Cash paid	$ 26
Share price	$ 18.60
OMI Agreement [Member] | Oncor | Oncor Holdings [Member]
Bankruptcy [Line Items]
Shares acquired	1,396,008
EFH Corp [Member] | Berkshire Hathaway Energy Company (BHE) [Member]
Bankruptcy [Line Items]
Ownership interests acquired										80.03%
EFH Corp [Member] | Sempra Energy [Member]
Bankruptcy [Line Items]
Percent of outstanding equity interests required				80.03%
Texas Holdings Group [Member]
Bankruptcy [Line Items]
Amount receivable from related party								$ 129
Texas Holdings Group [Member] | NEE Merger Agreement [Member]
Bankruptcy [Line Items]
Percent of outstanding equity interests required					19.75%
Texas Holdings Group [Member] | TTI Merger Agreement [Member]
Bankruptcy [Line Items]
Percent of outstanding equity interests required						19.75%
Purchase price						$ 2,400